TAXATION - Prepaid income taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
TAXATION
Total corporate income tax		Rp 914	Rp 785
Current portion	$ (1)	(20)	(22)
Non-current portion (Note 13)		894	763
The company
TAXATION
Total corporate income tax		494	610
Subsidiaries
TAXATION
Total corporate income tax		Rp 420	Rp 175